Net claims and benefits incurred for life insurance contracts and others - Summary of net claims and benefits incurred for life insurance contracts and others (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Claims and benefits paid, net of reinsurance recoveries	S/ (722,305)	S/ (736,032)	S/ (412,276)
Ceded claims and benefits
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Claims and benefits paid, net of reinsurance recoveries	6,042	127,360	18,898
Gross claims and benefit
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Claims and benefits paid, net of reinsurance recoveries	(728,347)	(863,392)	(431,174)
Life insurance contracts [member] | Annuities [Member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Claims and benefits paid, net of reinsurance recoveries	(619,342)	(573,884)	(332,513)
Life insurance contracts [member] | Annuities [Member] | Ceded claims and benefits
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Claims and benefits paid, net of reinsurance recoveries	0
Life insurance contracts [member] | Annuities [Member] | Gross claims and benefit
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Claims and benefits paid, net of reinsurance recoveries	(619,342)	(573,884)	(332,513)
Life insurance contracts [member] | Group Life [Member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Claims and benefits paid, net of reinsurance recoveries	(42,172)	(45,349)	(38,528)
Life insurance contracts [member] | Group Life [Member] | Ceded claims and benefits
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Claims and benefits paid, net of reinsurance recoveries	3,792	2,864	2,582
Life insurance contracts [member] | Group Life [Member] | Gross claims and benefit
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Claims and benefits paid, net of reinsurance recoveries	(45,964)	(48,213)	(41,110)
Life insurance contracts [member] | Individual Life [Member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Claims and benefits paid, net of reinsurance recoveries	(4,865)	(6,129)	(2,148)
Life insurance contracts [member] | Individual Life [Member] | Ceded claims and benefits
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Claims and benefits paid, net of reinsurance recoveries	3,145	1,410	518
Life insurance contracts [member] | Individual Life [Member] | Gross claims and benefit
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Claims and benefits paid, net of reinsurance recoveries	(8,010)	(7,539)	(2,666)
Life insurance contracts [member] | Retirement Disability and Survival [Member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Claims and benefits paid, net of reinsurance recoveries	(33,243)	(92,241)	(20,858)
Life insurance contracts [member] | Retirement Disability and Survival [Member] | Ceded claims and benefits
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Claims and benefits paid, net of reinsurance recoveries	(747)	122,976	12,262
Life insurance contracts [member] | Retirement Disability and Survival [Member] | Gross claims and benefit
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Claims and benefits paid, net of reinsurance recoveries	(32,496)	(215,217)	(33,120)
Life insurance contracts [member] | Other Life Insurance [Member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Claims and benefits paid, net of reinsurance recoveries	(1,591)	(1,625)	(104)
Life insurance contracts [member] | Other Life Insurance [Member] | Ceded claims and benefits
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Claims and benefits paid, net of reinsurance recoveries	65	85	3,386
Life insurance contracts [member] | Other Life Insurance [Member] | Gross claims and benefit
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Claims and benefits paid, net of reinsurance recoveries	(1,656)	(1,710)	(3,282)
Non-life insurance contracts [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Claims and benefits paid, net of reinsurance recoveries	(21,092)	(16,804)	(18,333)
Non-life insurance contracts [member] | Ceded claims and benefits
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Claims and benefits paid, net of reinsurance recoveries	(213)	25	150
Non-life insurance contracts [member] | Gross claims and benefit
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Claims and benefits paid, net of reinsurance recoveries	S/ (20,879)	S/ (16,829)	S/ (18,483)